Stock-Based Compensation (Details) - Schedule of Changes in the Number of Stock Options Outstanding	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares
Schedule of Changes In The Number of Stock Options Outstanding [Abstract]
Number of stock options, Outstanding, beginning of year (in Shares) | shares	1,268,360	1,057,913
Weighted average exercise price Outstanding, beginning of year	$ 58.64	$ 47.97
Number of stock options, Exercisable, end of year		759,740
Weighted average exercise price, Exercisable, end of year		$ 35.41
Number of stock options, Granted		366,420
Weighted average exercise price, Granted		$ 102.5
Number of stock options, Exercised		(223)
Weighted average exercise price, Exercised		$ 41.35
Number of stock options, Forfeited	(200,421)	(155,750)
Weighted average exercise price, Forfeited	$ 69.01	$ 87.29
Number of stock options, Cancelled	(1,067,939)
Weighted average exercise price, Cancelled	$ 56.69
Number of stock options, Outstanding, end of year (in Shares) | shares		1,268,360
Weighted average exercise price Outstanding, end of year		$ 58.64